Other Accounts Receivable And Prepaid Expenses	12 Months Ended
Dec. 31, 2012
Other Accounts Receivable And Prepaid Expenses [Abstract]
Other Accounts Receivable And Prepaid Expenses
NOTE 4:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2011	2012

Government authorities	$2,625	$3,020
Deposits	559	460
Derivatives	102	1,002
Prepaid expenses	1,192	402
Advances to suppliers and others	1,437	1,416

	$5,915	$6,300